WASHIGNTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this report:
		Name:			River and Mercantile Asset Management LLP
		Address:		30 Coleman Street
					London
					England
					EC2R 5AL
		13F File Number:	028-13893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:			Julian Cripps
Title: 			Chief Operating Officer
Phone:			+44 (0)207 601 6262

Signature,		Place,			Date of Signing
Julian Cripps		London, England		July 18, 2012


Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:NONE
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $439,729

List of Other Included Managers: NONE
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	FORM 13F INFORMATION TABLE

Name of Issuer 				Title of Class	CUSIP		Value		SHRS		Investment Discretion	Other Manager	Voting Authority

AIR PRODUCTS & CHEMICALS INC		COM		009158106	774		9600		SOLE					SOLE
ALCOA INC				COM		013817101	437		50000		SOLE					SOLE
AMERICAN EXPRESS CO			COM		025816109	24967		428957		SOLE					SOLE
APACHE CORP				COM		037411105	1337		15219		SOLE					SOLE
APPLE INC				COM		037833100	25255		43246		SOLE					SOLE
AVIS BUDGET GROUP INC			COM		053774105	379		25000		SOLE					SOLE
BANK OF AMERICA CORP			COM		060505104	660		80800		SOLE					SOLE
BEAZER HOMES USA INC			COM		07556Q105	452		140000		SOLE					SOLE
CAMELOT INFORMATION SYSTEMS IN		ADS RP ORD SHS	13322V105	324		140000		SOLE					SOLE
CEMENTOS PACASMAYO SAA        ADR	SPON ADR REP 5	15126Q109	594		58401		SOLE					SOLE
CITIGROUP INC				COM NEW		172967424	732		26720		SOLE					SOLE
CNINSURE INC                  ADR	SPONSORED ADR	18976M103	327		48000		SOLE					SOLE
COUNTRY STYLE COOKING RESTAURAADR	SPONSORED ADR	22238M109	257		37500		SOLE					SOLE
DR HORTON INC				COM		23331A109	679		37000		SOLE					SOLE
EBAY INC				COM		278642103	6050		144000		SOLE					SOLE
EMC CORP/MASSACHUSETTS			COM		268648102	25830		1007216		SOLE					SOLE
ENSCO PLC				SPONSORED ADR	29358Q109	153		3267		SOLE					SOLE
FACEBOOK INC				CL A		30303M102	388		12500		SOLE					SOLE
FIDELITY NATIONAL FINANCIAL IN		CL A		31620R105	577		30000		SOLE					SOLE
FIFTH THIRD BANCORP			COM		316773100	19991		1491379		SOLE					SOLE
FIRST NIAGARA FINANCIAL GROUP		COM		33582V108	21117		2762199		SOLE					SOLE
GENERAL ELECTRIC CO			COM		369604103	374		18000		SOLE					SOLE
GENERAL MOTORS CO			COM		37045V100	4968		252000		SOLE					SOLE
GOOGLE INC				CL A		38259P508	51862		89410		SOLE					SOLE
INGERSOLL-RAND PUBLIC LIMITED COMPANY	SHS		G47791101	1097		26000		SOLE					SOLE
INTEL CORP				COM		458140100	26172		982266		SOLE					SOLE
JONES LANG LASALLE INC			COM		48020Q107	159		2264		SOLE					SOLE
JPMORGAN CHASE & CO			COM		46625H100	714		20000		SOLE					SOLE
LOWE'S COS INC				COM		548661107	816		28700		SOLE					SOLE
MICROSOFT CORP				COM		594918104	32631		1066908		SOLE					SOLE
ORACLE CORP				COM		68389X105	26459		890741		SOLE					SOLE
PEPSICO INC/NC				COM		713448108	26108		369523		SOLE					SOLE
PETROLEO BRASILEIRO SA        ADR	SPONSORED ADR	71654V408	431		23000		SOLE					SOLE
PFIZER INC				COM		717081103	39183		1704743		SOLE					SOLE
REPUBLIC SERVICES INC			COM		760759100	18594		702890		SOLE					SOLE
REYNOLDS AMERICAN INC			COM		761713106	421		9391		SOLE					SOLE
SINA CORPORATION			ORD		G81477104	440		8500		SOLE					SOLE
TIME WARNER CABLE INC			COM		88732J207	213		2601		SOLE					SOLE
TYCO INTERNATIONAL LTD SHS		SHS		H89128104	23723		449016		SOLE					SOLE
VALERO ENERGY CORP			COM		91913Y100	398		16500		SOLE					SOLE
VARIAN MEDICAL SYSTEMS INC		COM		92220P105	32910		541337		SOLE					SOLE
WEATHERFORD INTERNATIONL LTD  REG	REG SHS		H27013103	13633		1079872		SOLE					SOLE
WELLS FARGO & CO			COM		949746101	7121		213000		SOLE					SOLE

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